UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania     February 11, 2005

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         42

Form 13F Information Table Value Total:         $872,527,345

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Acusphere Inc.               Com    00511R870     8,217,624  1,739,100  Sole         1,739,100         0
Apria Healthcare             Com    037933108    51,716,837  1,569,555  Sole         1,178,400   391,155
Bank of America Corporation  Com    060505104    13,129,476    279,410  Sole                 0   279,410
BJ's Wholesale Club          Com    05548J106    32,078,976  1,101,235  Sole           658,600   442,635
Borders Group Inc.           Com    099709107     5,043,475    198,562  Sole                 0   198,562
Cal Dive International       Com    127914109     9,782,649    240,065  Sole                 0   240,065
Citigroup Inc.               Com    172967101    30,134,971    625,466  Sole           366,500   258,966
Cooper Tire & Rubber         Com    216831107     9,710,653    450,610  Sole                 0   450,610
Fairchild Semiconductor      Com    303726103    30,777,335  1,892,825  Sole         1,074,900   817,925
Federal National Mortgage As Com    313586109    39,930,082    560,737  Sole           388,800   171,937
First Avenue Networks Inc.   Com    31865X106    71,011,321  5,137,064  Sole         4,082,218 1,054,846
First Health Group Inc.      Com    320960107    25,973,690  1,388,225  Sole           893,150   495,075
Freescale Semiconductor - Cl Com                    998,620     55,820  Sole                 0    55,820
Hasbro, Inc.                 Com    418056107       593,997     30,650  Sole                 0    30,650
IPASS Inc.                   Com    46261V108     8,277,640  1,118,600  Sole         1,118,600         0
ITSA                         Com    G4984V106           191    191,429  Sole           191,429         0
Leap Wireless International  Com    521863308     5,481,000    203,000  Sole           203,000         0
Loews Corporation            Com    540424108    13,864,721    197,222  Sole                 0   197,222
Magellan Health Services     Com    559079207    54,571,625  1,597,530  Sole         1,311,900   285,630
Medco Health Services        Com    58405U102     1,611,834     38,746  Sole            23,541    15,205
Merck & Co.                  Com    589331107    30,482,862    948,440  Sole           603,150   345,290
Motorola                     Com    620076109     8,696,612    505,617  Sole                 0   505,617
Newmont Mining               Com    651639106     7,283,611    164,008  Sole                 0   164,008
Nextel Communications Inc.   Com    65332V103    56,404,545  1,879,525  Sole         1,436,350   443,175
Nokia Corp.                  Com    654902204    32,481,951  2,072,875  Sole         1,282,800   790,075
Peak International Ltd.      Com    G69586108     5,308,291  1,294,705  Sole                 0 1,294,705
Pfizer Inc.                  Com    717081103    30,359,617  1,129,030  Sole           625,160   503,870
PNC Financial Services Group Com    693475105    32,979,980    574,164  Sole           372,000   202,164
Rockford Corp.               Com    77316P101     2,843,352  1,407,600  Sole           693,700   713,900
Spectrum Control             Com    847615101    11,811,657  1,626,950  Sole           994,900   632,050
Sprint Corporation           Com    852061100    72,540,507  2,919,135  Sole         2,123,000   796,135
Stolt Offshore SA            Com    861567105    12,380,040  1,910,500  Sole                 0 1,910,500
Time Warner Inc.             Com    887317105    18,715,276    962,225  Sole           851,500   110,725
Time Warner Telecom Inc.     Com    887319101     4,314,115    989,476  Sole           989,476         0
Tyco International Ltd.      Com    902124106    20,216,867    565,665  Sole           377,100   188,565
United Online Inc.           Com    911268100    36,030,674  3,124,950  Sole         2,375,800   749,150
USA Mobility Inc.            Com    90341G103     2,807,145     79,500  Sole            79,500         0
UST Inc.                     Com    902911106    19,953,382    414,745  Sole           328,700    86,045
Verizon Communications       Com    92343V104       266,232      6,572  Sole                 0     6,572
Waste Management Inc.        Com    94106L109    20,424,529    682,182  Sole           390,400   291,782
Wilsons Leather Experts      Com    972463103    19,091,283  6,271,063  Sole         6,271,063         0
WSFS Financial               Com    929328102    14,228,100    237,135  Sole                 0   237,135

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